Indemnification assets (Tables)	6 Months Ended
Jun. 30, 2020
Business Combinations1 [Abstract]
Summary of Indemnification Assets

€m
Balance at January 1, 2020	35.4
Release of indemnification asset	(17.8)
Balance at June 30, 2020	17.6